Share-based Payments - Disclosure of reconciliation of restricted shares (Details) - Global Blue Management Incentive Plan		3 Months Ended		6 Months Ended
	Aug. 25, 2023 shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares
Restricted Shares Award 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period	774,250	1,063	962	1,063	962
Restricted Shares Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted shares outstanding at beginning of period (in shares)		1,999	1,672	2,006	1,674
Vested during the period		(961)	(414)	(961)	(414)
Forfeited during the period		(134)	(70)	(143)	(72)
Number of restricted shares outstanding at end of period (in shares)		1,966	2,150	1,966	2,150
Weighted average fair value (USD) | $		$ 4.40	$ 5.37	$ 4.40	$ 5.37